UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2024

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

March 31, 2024
Semiannual Report
to Shareholders
DWS Core Equity Fund

Contents

3	Performance Summary
6	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets
20	Financial Highlights
25	Notes to Financial Statements
36	Other Information
37	Information About Your Fund’s Expenses
39	Liquidity Risk Management
40	Advisory Agreement Board Considerations and Fee Evaluation
44	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends and favor a security that underperforms the market. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Core Equity Fund

Performance SummaryMarch 31, 2024 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	24.85%	30.75%	14.24%	12.45%
Adjusted for the Maximum Sales Charge (max 5.75% load)	17.67%	23.23%	12.89%	11.79%
Russell 1000® Index†	23.49%	29.87%	14.76%	12.68%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
Unadjusted for Sales Charge	24.34%	29.74%	13.36%	11.59%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	23.34%	29.74%	13.36%	11.59%
Russell 1000® Index†	23.49%	29.87%	14.76%	12.68%

Class R6	6-Month‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 3/31/24
No Sales Charges	25.04%	31.18%	14.62%	12.43%
Russell 1000® Index†	23.49%	29.87%	14.76%	12.46%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	24.99%	31.08%	14.54%	12.76%
Russell 1000® Index†	23.49%	29.87%	14.76%	12.68%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/24
No Sales Charges	25.00%	31.07%	14.53%	12.78%
Russell 1000® Index†	23.49%	29.87%	14.76%	12.68%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2024 are 0.82%, 1.59%, 0.48%, 0.56% and 0.56% for Class A,

DWS Core Equity Fund	|	3

Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on August 25, 2014.
†
The Russell® 1000 Index is an unmanaged index that measures the performance of the
1,000 largest companies in the Russell 3000® Index, which represents approximately
92% of the total market capitalization of the Russell 3000 Index.

‡	Total returns shown for periods less than one year are not annualized.

4	|	DWS Core Equity Fund

	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
3/31/24	$33.92	$31.37	$34.51	$34.46	$34.55
9/30/23	$28.43	$26.41	$28.91	$28.87	$28.94
Distribution Information as of 3/31/24
Income Dividends, Six Months	$.10	$—	$.16	$.14	$.14
Capital Gain Distributions	$1.3047	$1.3047	$1.3047	$1.3047	$1.3047

DWS Core Equity Fund	|	5

Portfolio Management Team
Pankaj Bhatnagar, PhD, Head of Investment Strategy Equity
Portfolio Manager of the Fund. Began managing the Fund in 2013.
—Joined DWS in 2000 with seven years of industry experience; previously, served in Quantitative Strategy roles at Nomura Securities, Credit Suisse and Salomon Brothers.
—Head of Core Equity and Head of Systematic and Quantitative Management: Americas.
—Degree in Civil Engineering, Indian Institute of Technology; MBA, Kent State University; PhD in Finance, University of North Carolina at Chapel Hill.
Arno V. Puskar, Senior Portfolio Manager Equity
Portfolio Manager of the Fund through May 15, 2024. Began managing the Fund in 2016.
—Joined DWS in 1987.
—Portfolio Manager for US Equities and Quantitative Analyst: New York.
—BS in Industrial Engineering from Lehigh University; MBA from Pepperdine University.
Di Kumble, CFA, Senior Portfolio Manager Equity
Portfolio Manager of the Fund. Began managing the Fund in 2016.
—Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.
—Senior Portfolio Manager, Head of Tax Managed Equities: New York.
—BS, Beijing University; PhD in Chemistry, Princeton University.
Hiten Shah, Portfolio Manager Equity
Portfolio Manager of the Fund beginning May 15, 2024.
—Joined DWS in 2017 with 19 years of industry experience; previously, Senior Consultant at the firm with responsibility for the implementation of BlackRock’s Aladdin platform in the US; Portfolio Manager for multi-asset portable alpha strategies at Oppenheimer Funds; Portfolio Manager for global macro and fixed income at various companies, including True North Partners, HSBC, Societe General and GE; and Analyst, Metlife Investments.
—Portfolio Manager for Quantitative Equity: New York.
—BA in Economics, Rutgers University.

6	|	DWS Core Equity Fund

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/24	9/30/23
Common Stocks	99%	99%
Cash Equivalents	1%	1%
Put Options Purchased	—	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	3/31/24	9/30/23
Information Technology	28%	26%
Financials	13%	13%
Health Care	12%	12%
Consumer Discretionary	12%	12%
Industrials	11%	10%
Communication Services	8%	9%
Consumer Staples	5%	7%
Energy	4%	4%
Real Estate	3%	3%
Materials	2%	2%
Utilities	2%	2%
	100%	100%

DWS Core Equity Fund	|	7

Ten Largest Equity Holdings at March 31, 2024 (36.5% of Net Assets)
1Microsoft Corp.	8.4%
Develops, manufactures, licenses, sells and supports software products
2Apple, Inc.	6.6%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
3Alphabet, Inc.	3.5%
Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
4NVIDIA Corp.	3.3%
Designs, develops and markets three dimensional (3D) graphic processors
5Amazon.com, Inc.	3.2%
Online retailer offering a wide range of products
6JPMorgan Chase & Co.	2.9%
Provider of global financial services
7Meta Platforms, Inc.	2.4%
Operator of social networking web site
8Visa, Inc.	2.1%
Operates a retail electronic payments network and manages global financial services
9Oracle Corp.	2.1%
Provider of database management software
10Caterpillar, Inc.	2.0%
Manufactures and markets agricultural and forestry machinery
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 44 for contact information.

8	|	DWS Core Equity Fund

Investment Portfolioas of March 31, 2024 (Unaudited)

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 8.2%
Entertainment 1.3%
Spotify Technology SA*	219,429	57,907,313
Interactive Media & Services 5.9%
Alphabet, Inc. “A” *	155,701	23,499,952
Alphabet, Inc. “C” *	897,217	136,610,261
Meta Platforms, Inc. “A”	217,190	105,463,120
		265,573,333
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.	278,450	45,448,609
Consumer Discretionary 11.6%
Automobiles 0.6%
Tesla, Inc.*	56,861	9,995,595
Thor Industries, Inc.	162,265	19,040,175
		29,035,770
Broadline Retail 4.3%
Amazon.com, Inc.*	798,779	144,083,756
Macy’s, Inc.	2,419,063	48,357,069
		192,440,825
Hotels, Restaurants & Leisure 2.0%
DraftKings, Inc. “A” *	990,745	44,989,730
Hilton Worldwide Holdings, Inc.	200,034	42,669,253
		87,658,983
Household Durables 1.3%
PulteGroup, Inc.	275,975	33,288,105
Whirlpool Corp.	192,661	23,048,035
		56,336,140
Leisure Products 0.8%
Brunswick Corp.	223,432	21,565,657
Hasbro, Inc.	294,567	16,648,927
		38,214,584
Specialty Retail 0.7%
Bath & Body Works, Inc.	443,105	22,164,112
Wayfair, Inc. “A” *	133,548	9,065,238
		31,229,350
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	9

	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.9%
Deckers Outdoor Corp.*	44,286	41,684,641
PVH Corp.	301,979	42,461,267
		84,145,908
Consumer Staples 5.2%
Beverages 1.9%
Coca-Cola Co.	192,683	11,788,346
Constellation Brands, Inc. “A”	190,799	51,851,536
Molson Coors Beverage Co. “B”	303,322	20,398,405
		84,038,287
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	15,296	11,206,308
Walmart, Inc.	628,521	37,818,109
		49,024,417
Household Products 0.8%
Church & Dwight Co., Inc.	120,023	12,519,599
Clorox Co.	146,573	22,441,792
		34,961,391
Personal Care Products 1.0%
Coty, Inc. “A” *	3,866,463	46,242,898
Tobacco 0.4%
Philip Morris International, Inc.	201,120	18,426,614
Energy 3.5%
Energy Equipment & Services 0.8%
Schlumberger NV	203,415	11,149,176
TechnipFMC PLC	963,079	24,182,914
		35,332,090
Oil, Gas & Consumable Fuels 2.7%
Cheniere Energy, Inc.	266,913	43,047,728
HF Sinclair Corp.	1,330,118	80,299,224
		123,346,952
Financials 13.0%
Banks 4.7%
Bank of America Corp.	749,806	28,432,643
JPMorgan Chase & Co.	656,811	131,559,243
Wells Fargo & Co.	886,985	51,409,651
		211,401,537
The accompanying notes are an integral part of the financial statements.

10	|	DWS Core Equity Fund

	Shares	Value ($)
Capital Markets 3.4%
Ameriprise Financial, Inc.	128,698	56,426,351
Coinbase Global, Inc. “A” *	212,064	56,222,408
MSCI, Inc.	39,564	22,173,644
S&P Global, Inc.	43,319	18,430,068
		153,252,471
Financial Services 3.3%
Apollo Global Management, Inc.	289,296	32,531,335
Mastercard, Inc. “A”	40,460	19,484,322
Visa, Inc. “A”	337,765	94,263,457
		146,279,114
Insurance 1.6%
Aflac, Inc.	219,903	18,880,872
Cincinnati Financial Corp.	178,389	22,150,562
Marsh & McLennan Companies, Inc.	154,076	31,736,574
		72,768,008
Health Care 12.3%
Biotechnology 3.0%
AbbVie, Inc.	341,397	62,168,394
Amgen, Inc.	207,675	59,046,156
Moderna, Inc.*	127,364	13,571,908
		134,786,458
Health Care Equipment & Supplies 2.1%
Becton Dickinson & Co.	130,556	32,306,082
Medtronic PLC	229,381	19,990,554
Stryker Corp.	69,339	24,814,348
Zimmer Biomet Holdings, Inc.	135,514	17,885,138
		94,996,122
Health Care Providers & Services 3.9%
Centene Corp.*	680,341	53,393,162
Cigna Group	117,032	42,504,852
Elevance Health, Inc.	113,806	59,012,963
HCA Healthcare, Inc.	60,850	20,295,300
		175,206,277
Life Sciences Tools & Services 0.7%
Danaher Corp.	61,184	15,278,869
Illumina, Inc.*	118,835	16,318,422
		31,597,291
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	11

	Shares	Value ($)
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	618,957	33,566,038
Johnson & Johnson	254,717	40,293,682
Merck & Co., Inc.	155,627	20,534,983
Viatris, Inc.	1,768,762	21,119,018
		115,513,721
Industrials 10.7%
Aerospace & Defense 3.0%
Curtiss-Wright Corp.	91,023	23,296,427
Lockheed Martin Corp.	146,259	66,528,831
Textron, Inc.	221,453	21,243,986
TransDigm Group, Inc.	20,401	25,125,872
		136,195,116
Building Products 1.5%
Owens Corning	400,067	66,731,176
Commercial Services & Supplies 1.9%
Veralto Corp.	130,223	11,545,571
Waste Management, Inc.	349,327	74,459,050
		86,004,621
Electrical Equipment 0.3%
Sunrun, Inc.* (a)	917,874	12,097,579
Industrial Conglomerates 0.3%
3M Co.	107,814	11,435,831
Machinery 2.9%
Caterpillar, Inc.	246,469	90,313,636
PACCAR, Inc.	315,351	39,068,835
		129,382,471
Professional Services 0.8%
Automatic Data Processing, Inc.	84,888	21,199,929
Verisk Analytics, Inc.	68,245	16,087,394
		37,287,323
Information Technology 27.4%
Communications Equipment 0.5%
Cisco Systems, Inc.	427,276	21,325,345
IT Services 0.4%
Accenture PLC “A”	58,244	20,187,953
Semiconductors & Semiconductor Equipment 8.4%
Advanced Micro Devices, Inc.*	309,163	55,800,830
The accompanying notes are an integral part of the financial statements.

12	|	DWS Core Equity Fund

	Shares	Value ($)
Intel Corp.	845,140	37,329,834
Lam Research Corp.	49,305	47,903,259
MKS Instruments, Inc.	123,431	16,416,323
NVIDIA Corp.	161,857	146,247,511
QUALCOMM, Inc.	437,305	74,035,736
		377,733,493
Software 11.5%
Adobe, Inc.*	43,656	22,028,818
Microsoft Corp.	898,388	377,969,799
Oracle Corp.	737,631	92,653,830
Synopsys, Inc.*	38,174	21,816,441
		514,468,888
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	1,740,533	298,466,599
Materials 2.3%
Chemicals 1.3%
Corteva, Inc.	368,552	21,254,394
DuPont de Nemours, Inc.	158,985	12,189,380
Linde PLC	57,788	26,832,124
		60,275,898
Containers & Packaging 0.5%
AptarGroup, Inc.	139,790	20,114,383
Metals & Mining 0.5%
Nucor Corp.	119,487	23,646,477
Real Estate 2.9%
Health Care REITs 0.8%
Medical Properties Trust, Inc. (a)	7,344,565	34,519,456
Industrial REITs 0.9%
Prologis, Inc.	320,141	41,688,761
Residential REITs 0.7%
AvalonBay Communities, Inc.	158,483	29,408,105
Specialized REITs 0.5%
Iron Mountain, Inc.	299,795	24,046,557
Utilities 1.9%
Electric Utilities 0.9%
FirstEnergy Corp.	381,401	14,729,707
NRG Energy, Inc.	380,166	25,733,436
		40,463,143
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	13

	Shares	Value ($)
Multi-Utilities 0.4%
WEC Energy Group, Inc.	221,275	18,171,103
Water Utilities 0.6%
American Water Works Co., Inc.	234,534	28,662,400
Total Common Stocks (Cost $2,494,914,956)		4,447,477,141
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (b) (c) (Cost $36,659,450)	36,659,450	36,659,450
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (b) (Cost $24,463,997)	24,463,997	24,463,997

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,556,038,403)	100.3	4,508,600,588
Other Assets and Liabilities, Net	(0.3)	(15,315,257)
Net Assets	100.0	4,493,285,331
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 9/30/2023	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 0.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 5.26% (b) (c)
10,955,450	25,704,000 (d)	—	—	—	146,320	—	36,659,450	36,659,450
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (b)
31,212,263	169,866,668	176,614,934	—	—	732,681	—	24,463,997	24,463,997
42,167,713	195,570,668	176,614,934	—	—	879,001	—	61,123,447	61,123,447

*	Non-income producing security.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Core Equity Fund

(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2024 amounted to $34,470,026, which is 0.8% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,447,477,141	$—	$—	$4,447,477,141
Short-Term Investments (a)	61,123,447	—	—	61,123,447
Total	$4,508,600,588	$—	$—	$4,508,600,588

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	15

Statement of Assets and Liabilities
as of March 31, 2024 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $2,494,914,956) — including $34,470,026 of securities loaned	$4,447,477,141
Investment in DWS Government & Agency Securities Portfolio (cost $36,659,450)*	36,659,450
Investment in DWS Central Cash Management Government Fund (cost $24,463,997)	24,463,997
Cash	1,144,407
Receivable for investments sold	135,172,157
Receivable for Fund shares sold	1,283,610
Dividends receivable	2,730,476
Affiliated securities lending income receivable	96,973
Other assets	114,861
Total assets	4,649,143,072
Liabilities
Payable upon return of securities loaned	36,659,450
Payable for investments purchased	111,952,454
Payable for Fund shares redeemed	4,590,565
Accrued management fee	1,323,173
Accrued Trustees' fees	18,232
Other accrued expenses and payables	1,313,867
Total liabilities	155,857,741
Net assets, at value	$4,493,285,331
Net Assets Consist of
Distributable earnings (loss)	2,080,298,703
Paid-in capital	2,412,986,628
Net assets, at value	$4,493,285,331
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

16	|	DWS Core Equity Fund

Statement of Assets and Liabilities as of March 31, 2024 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($438,029,221 ÷ 12,915,277 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$33.92
Maximum offering price per share (100 ÷ 94.25 of $33.92)	$35.99
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($20,420,992 ÷ 650,974 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$31.37
Class R6
Net Asset Value, offering and redemption price per share ($24,734,904 ÷ 716,828 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$34.51
Class S
Net Asset Value, offering and redemption price per share ($3,734,701,649 ÷ 108,389,581 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$34.46
Institutional Class
Net Asset Value, offering and redemption price per share ($275,398,565 ÷ 7,971,655 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$34.55
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	17

Statement of Operations
for the six months ended March 31, 2024 (Unaudited)

Investment Income
Income:
Dividends	$30,485,646
Income distributions — DWS Central Cash Management Government Fund	732,681
Affiliated securities lending income	146,320
Total income	31,364,647
Expenses:
Management fee	7,210,290
Administration fee	1,983,310
Services to shareholders	1,810,393
Distribution and service fees	573,373
Professional fees	84,999
Reports to shareholders	68,277
Registration fees	42,329
Trustees' fees and expenses	74,304
Other	114,172
Total expenses	11,961,447
Net investment income	19,403,200
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	129,482,647
Change in net unrealized appreciation (depreciation) on investments	768,590,823
Net gain (loss)	898,073,470
Net increase (decrease) in net assets resulting from operations	$917,476,670
The accompanying notes are an integral part of the financial statements.

18	|	DWS Core Equity Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2024	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2023
Operations:
Net investment income	$19,403,200	$36,657,739
Net realized gain (loss)	129,482,647	178,786,083
Change in net unrealized appreciation (depreciation)	768,590,823	502,541,150
Net increase (decrease) in net assets resulting from operations	917,476,670	717,984,972
Distributions to shareholders:
Class A	(17,945,024)	(29,970,108)
Class C	(990,991)	(1,874,230)
Class R	(80,737)*	(121,145)
Class R6	(534,355)	(2,259,252)
Class S	(154,951,529)	(261,874,353)
Institutional Class	(11,355,343)	(16,806,727)
Total distributions	(185,857,979)	(312,905,815)
Fund share transactions:
Proceeds from shares sold	110,424,205	108,552,700
Reinvestment of distributions	176,159,318	295,406,733
Payments for shares redeemed	(277,778,332)	(466,407,252)
Net increase (decrease) in net assets from Fund share transactions	8,805,191	(62,447,819)
Increase (decrease) in net assets	740,423,882	342,631,338
Net assets at beginning of period	3,752,861,449	3,410,230,111
Net assets at end of period	$4,493,285,331	$3,752,861,449

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	19

Financial Highlights
DWS Core Equity Fund — Class A
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$28.43	$25.56	$34.27	$28.24	$26.80	$30.17
Income (loss) from investment operations:
Net investment income[a]	.11	.21	.17	.19	.25	.27
Net realized and unrealized gain (loss)	6.78	5.01	(4.26)	7.76	2.55	(.46)
Total from investment operations	6.89	5.22	(4.09)	7.95	2.80	(.19)
Less distributions from:
Net investment income	(.10)	(.20)	(.17)	(.19)	(.28)	(.29)
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)	(2.89)
Total distributions	(1.40)	(2.35)	(4.62)	(1.92)	(1.36)	(3.18)
Net asset value, end of period	$33.92	$28.43	$25.56	$34.27	$28.24	$26.80
Total Return (%)[b]	24.85 *	21.32	(14.81)	29.17	10.71	1.18
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	438	366	330	423	351	362
Ratio of expenses (%)	.82 **	.82	.83	.82	.84	.84
Ratio of net investment income (%)	.72 **	.75	.54	.58	.95	1.04
Portfolio turnover rate (%)	9 *	33	28	35	46	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Core Equity Fund

DWS Core Equity Fund — Class C
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$26.41	$23.89	$32.36	$26.80	$25.49	$28.86
Income (loss) from investment operations:
Net investment income (loss)[a]	(.01)	(.00 )*	(.07)	(.06)	.05	.07
Net realized and unrealized gain (loss)	6.27	4.67	(3.95)	7.35	2.42	(.46)
Total from investment operations	6.26	4.67	(4.02)	7.29	2.47	(.39)
Less distributions from:
Net investment income	—	—	—	—	(.08)	(.09)
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)	(2.89)
Total distributions	(1.30)	(2.15)	(4.45)	(1.73)	(1.16)	(2.98)
Net asset value, end of period	$31.37	$26.41	$23.89	$32.36	$26.80	$25.49
Total Return (%)[b]	24.34 **	20.42	(15.48)	28.19	9.86	.41
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	20	19	22	32	34	40
Ratio of expenses (%)	1.60 ***	1.59	1.59	1.59	1.61	1.60
Ratio of net investment income (loss) (%)	(.06 )***	(.01)	(.23)	(.20)	.18	.28
Portfolio turnover rate (%)	9 **	33	28	35	46	39

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	21

DWS Core Equity Fund — Class R6
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$28.91	$25.96	$34.75	$28.61	$27.14	$30.51
Income (loss) from investment operations:
Net investment income[a]	.16	.30	.27	.32	.35	.37
Net realized and unrealized gain (loss)	6.90	5.10	(4.33)	7.86	2.58	(.46)
Total from investment operations	7.06	5.40	(4.06)	8.18	2.93	(.09)
Less distributions from:
Net investment income	(.16)	(.30)	(.28)	(.31)	(.38)	(.39)
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)	(2.89)
Total distributions	(1.46)	(2.45)	(4.73)	(2.04)	(1.46)	(3.28)
Net asset value, end of period	$34.51	$28.91	$25.96	$34.75	$28.61	$27.14
Total Return (%)	25.04 *	21.74	(14.54)	29.64	11.09	1.55
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	25	10	20	31	12	14
Ratio of expenses (%)	.48 **	.48	.48	.48	.49	.49
Ratio of net investment income (%)	1.02 **	1.08	.86	.96	1.29	1.39
Portfolio turnover rate (%)	9 *	33	28	35	46	39

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Core Equity Fund

DWS Core Equity Fund — Class S
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$28.87	$25.92	$34.71	$28.58	$27.11	$30.48
Income (loss) from investment operations:
Net investment income[a]	.15	.28	.26	.28	.33	.34
Net realized and unrealized gain (loss)	6.88	5.10	(4.34)	7.86	2.58	(.45)
Total from investment operations	7.03	5.38	(4.08)	8.14	2.91	(.11)
Less distributions from:
Net investment income	(.14)	(.28)	(.26)	(.28)	(.36)	(.37)
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)	(2.89)
Total distributions	(1.44)	(2.43)	(4.71)	(2.01)	(1.44)	(3.26)
Net asset value, end of period	$34.46	$28.87	$25.92	$34.71	$28.58	$27.11
Total Return (%)	24.99 *	21.68	(14.62)	29.53	11.01	1.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,735	3,154	2,842	3,629	3,076	3,198
Ratio of expenses (%)	.55 **	.56	.56	.55	.57	.57
Ratio of net investment income (%)	.98 **	1.01	.81	.84	1.21	1.31
Portfolio turnover rate (%)	9 *	33	28	35	46	39

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Core Equity Fund	|	23

DWS Core Equity Fund — Institutional Class
	Six Months Ended 3/31/24	Years Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Selected Per Share Data
Net asset value, beginning of period	$28.94	$25.98	$34.77	$28.63	$27.16	$30.54
Income (loss) from investment operations:
Net investment income[a]	.15	.28	.25	.28	.33	.36
Net realized and unrealized gain (loss)	6.90	5.11	(4.34)	7.87	2.58	(.47)
Total from investment operations	7.05	5.39	(4.09)	8.15	2.91	(.11)
Less distributions from:
Net investment income	(.14)	(.28)	(.25)	(.28)	(.36)	(.38)
Net realized gains	(1.30)	(2.15)	(4.45)	(1.73)	(1.08)	(2.89)
Total distributions	(1.44)	(2.43)	(4.70)	(2.01)	(1.44)	(3.27)
Net asset value, end of period	$34.55	$28.94	$25.98	$34.77	$28.63	$27.16
Total Return (%)	25.00 *	21.66	(14.60)	29.52	11.01	1.47
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	275	201	196	297	269	169
Ratio of expenses (%)	.56 **	.56	.57	.56	.57	.55
Ratio of net investment income (%)	.97 **	1.00	.79	.84	1.24	1.35
Portfolio turnover rate (%)	9 *	33	28	35	46	39

[a]	Based on average shares outstanding during the period.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

24	|	DWS Core Equity Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Core Equity Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Upon the recommendation of the Advisor, the Fund’s Board of Trustees authorized the termination and liquidation of Class R Shares, effective on March 25, 2024. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards

DWS Core Equity Fund	|	25

Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Exchange-traded options are valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid or asked price are available. Exchange-traded options are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any

26	|	DWS Core Equity Fund

contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2024, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of March 31, 2024) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the

DWS Core Equity Fund	|	27

reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2024, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2024, the aggregate cost of investments for federal income tax purposes was $2,564,250,494. The net unrealized appreciation for all investments based on tax cost was $1,944,350,094. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,973,423,187 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $29,073,093.
The Fund has reviewed the tax positions for the open tax years as of September 30, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

28	|	DWS Core Equity Fund

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if exercised. For the period ended March 31, 2024, the Fund entered into options contracts in order to manage the risk of stock market volatility.
If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
There were no open purchased option contracts as of March 31, 2024. For the six months ended March 31, 2024, the investment in purchased

DWS Core Equity Fund	|	29

options contracts had a total value generally indicative of a range from $0 to approximately $1,015,000.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2024 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Purchased Options
Equity Contracts (a)	$6,208
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from investments (includes purchased options)

Change in Net Unrealized Appreciation (Depreciation)	Purchased Options
Equity Contracts (a)	$(244,052)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on investments (includes purchased options)
C.
Purchases and Sales of Securities
During the six months ended March 31, 2024, purchases and sales of investment securities (excluding short-term investments) aggregated $368,992,350 and $540,475,533, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

30	|	DWS Core Equity Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.365%
Next $750 million of such net assets	.360%
Next $1.5 billion of such net assets	.355%
Next $5.0 billion of such net assets	.345%
Next $5.0 billion of such net assets	.335%
Next $5.0 billion of such net assets	.325%
Over $17.5 billion of such net assets	.300%
Accordingly, for the six months ended March 31, 2024, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.353% of the Fund’s average daily net assets.
For the period from October 1, 2023 through September 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.12%
Class C	1.87%
Class R6	.87%
Class S	.87%
Institutional Class	.56%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2024, the Administration Fee was $1,983,310, of which $363,870 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for

DWS Core Equity Fund	|	31

Class R shares), the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2024
Class A	$68,121	$23,382
Class C	2,015	743
Class R	145	47
Class R6	205	70
Class S	617,500	214,784
Institutional Class	548	172
	$688,534	$239,198
In addition, for the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidaton date) for Class R shares), the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$139,251
Class C	10,833
Class R	2,307
Class S	672,294
Institutional Class	100,307
$924,992
Distribution and Service Fees.  Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and R shares. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2024
Class C	$77,137	$12,824
Class R	2,307	338
	$79,444	$13,162

32	|	DWS Core Equity Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2024 (through March 25, 2024 (Class R liquidation date) for Class R shares), the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2024	Annualized Rate
Class A	$466,516	$165,004.23%
Class C	25,110	8,468.24%
Class R	2,303	742.25%
	$493,929	$174,214
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2024 aggregated $9,950.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2024, the CDSC for Class C shares aggregated $859. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2024, DDI received $500 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2024, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $762, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund

DWS Core Equity Fund	|	33

maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
E.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2024.
F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	479,493	$14,605,005	510,010	$13,956,770
Class C	117,355	3,227,454	81,688	2,086,404
Class R	917 *	28,554 *	5,028	144,591
Class R6	382,137	12,795,354	295,004	8,044,872
Class S	766,105	24,012,473	1,114,562	31,526,062
Institutional Class	1,823,400	55,755,365	1,882,850	52,794,001
		$110,424,205		$108,552,700

34	|	DWS Core Equity Fund

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	553,291	$16,727,917	1,075,355	$28,022,856
Class C	34,210	953,779	74,726	1,801,638
Class R	2,635 *	80,561 *	4,594	121,145
Class R6	16,250	503,763	83,106	2,202,142
Class S	4,797,567	147,599,256	9,368,152	248,271,245
Institutional Class	333,722	10,294,042	564,228	14,987,707
		$176,159,318		$295,406,733
Shares redeemed
Class A	(985,298)	$(30,413,518)	(1,632,217)	$(45,279,340)
Class C	(233,044)	(6,628,803)	(324,996)	(8,329,005)
Class R	(63,923)*	(2,184,150)*	(8,878)	(258,839)
Class R6	(32,796)	(1,052,343)	(795,940)	(23,242,733)
Class S	(6,442,296)	(201,632,127)	(10,839,580)	(304,857,529)
Institutional Class	(1,140,871)	(35,867,391)	(3,017,561)	(84,439,806)
		$(277,778,332)		$(466,407,252)
Net increase (decrease)
Class A	47,486	$919,404	(46,852)	$(3,299,714)
Class C	(81,479)	(2,447,570)	(168,582)	(4,440,963)
Class R	(60,371)*	(2,075,035)*	744	6,897
Class R6	365,591	12,246,774	(417,830)	(12,995,719)
Class S	(878,624)	(30,020,398)	(356,866)	(25,060,222)
Institutional Class	1,016,251	30,182,016	(570,483)	(16,658,098)
		$8,805,191		$(62,447,819)

*	For the period from October 1, 2023 to March 25, 2024 (Class R liquidation date).

DWS Core Equity Fund	|	35

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF” ) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging”  shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index”  that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

36	|	DWS Core Equity Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2023 to March 31, 2024).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Core Equity Fund	|	37

Expenses and Value of a $1,000 Investment
for the six months ended March 31, 2024 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,248.50	$1,243.40	$1,250.40	$1,249.90	$1,250.00
Expenses Paid per $1,000*	$4.61	$8.97	$2.70	$3.09	$3.15
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/24	$1,020.90	$1,017.00	$1,022.60	$1,022.25	$1,022.20
Expenses Paid per $1,000*	$4.14	$8.07	$2.43	$2.78	$2.83

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Core Equity Fund	.82%	1.60%	.48%	.55%	.56%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

38	|	DWS Core Equity Fund

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule” ) under the Investment Company Act of 1940 (the “1940 Act” ), your Fund has adopted a liquidity risk management program (the “Program” ), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA” ) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee” ) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2024, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report” ) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2022 through November 30, 2023 (the “Reporting Period” ). During the Reporting Period, your Fund was invested mainly in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum”  as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.

DWS Core Equity Fund	|	39

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Core Equity Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2023.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, profitability, economies of scale, and fall-out benefits from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant as part of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries

40	|	DWS Core Equity Fund

throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2022, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark index in the one-year period and has underperformed its benchmark in the three- and five-year periods ended December 31, 2022.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment

DWS Core Equity Fund	|	41

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2022). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2022, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

42	|	DWS Core Equity Fund

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Core Equity Fund	|	43

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

44	|	DWS Core Equity Fund

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor” ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SUWAX	SUWCX	SCDGX	SUWIX
CUSIP Number	25157M 729	25157M 661	25157M 679	25157M 687
Fund Number	464	764	2064	550

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	SUWZX
CUSIP Number	25157M 612
Fund Number	1664

DWS Core Equity Fund	|	45

Notes

Notes

222 South Riverside Plaza
Chicago, IL 60606-5808
DCEF-3
(R-027138-13 5/24)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive

Date:	5/30/2024

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/30/2024